Note 20 - Net Earnings (Loss) Per Common Share - Purchases of Stock (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Shares purchased (in shares) | shares	1,426,713
Amount purchased | $	$ 165,728
The 2021/2022 NCIB [Member]
Shares purchased (in shares) | shares	999,439
Amount purchased | $	$ 126,366
The 2022/2023 NCIB [Member]
Shares purchased (in shares) | shares	427,274
Amount purchased | $	$ 39,362